Risk Management Activities - Market Risk - Interest Rate - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management [line items]
Borrowings	$ 2,011.6	$ 1,781.5
Change in London Interbank Offered Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	711.5	508.5
Johannesburg Interbank Average Rate and Prime Interest Rates [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	47.9	79.5
Change in South African Prime Interest Rate [Member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	86.3	114.1
Change in Bank Bill Swap Bid Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	316.5	231.5
Sensitivity to interest rates [member] | Interest Bearing Borrowings [Member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 1,162.2	$ 933.6